LCAM Strategic Income Fund
Portfolio of Investments
May 31, 2026 (Unaudited)
Principal
Amount Value
Investments — 100.8% of net assets
Asset Backed Securities — 14.4%
BANK 2017-BNK8, 4.225%, 11/15/50
$
500,000 $ 426,989
CFCRE Commercial Mortgage Trust 2016-C3, 3.052%, 01/10/48 (a) 93,447 90,754
JPMBB Commercial Mortgage Securities Trust, 4.509%, 02/15/47 (a) 500,000 458,082
JPMDB Commercial Mortgage Securities Trust 2016-C2, 3.990%, 06/15/49 500,000 448,018
LSTAR Commercial Mortgage Trust 2017-5, 4.689%, 03/10/50 (a) 500,000 473,487
MetroNet Infrastructure Issuer LLC, 7.100%, 04/20/56 (a) 500,000 506,250
Wells Fargo Commercial Mortgage Trust 2015-SG1, 4.432%, 09/15/48 365,301 352,394
Wells Fargo Commercial Mortgage Trust 2017-RC1, 3.250%, 01/15/60 (a) 500,000 461,069
WFRBS Commercial Mortgage Trust 2013-C15, 4.149%, 08/15/46 500,000 466,216
Total Asset Backed Securities
(Cost $3,674,829) 3,683,259
Business Development Companies — 1.4%
Ares Capital Corp., 5.800%, 03/08/32
(Cost $346,297) 350,000 348,561
Total Business Development Companies
(Cost $346,297) 348,561
Collateralized Loan Obligations — 21.1%
Diameter Capital CLO 6 Ltd., 9.680%, 04/15/39 (a) 375,000 381,365
Diameter Capital CLO 14 Ltd., 0.000%, 07/20/39 (a) 500,000 501,250
GoldenTree Loan Management US CLO 19 Ltd., 7.925%, 07/20/39 (a) 500,000 498,306
GoldenTree Loan Management US CLO 21 Ltd., 9.375%, 07/20/37 (a) 500,000 502,786
GoldenTree Loan Management US CLO 22 Ltd., 8.925%, 10/20/37 (a) 500,000 503,151
GoldenTree Loan Management US CLO 30 Ltd., 0.000%, 07/20/39 (a) 500,000 501,268
Neuberger Berman CLO 32R Ltd., 8.825%, 07/20/39 (a) 500,000 503,010
OCP CLO 2020-20 Ltd., 10.222%, 04/18/37 (a) 500,000 495,923
OCP CLO 2026-50 Ltd., 0.000%, 07/15/39 (a) 500,000 502,500
Regatta XVII Funding Ltd., 10.173%, 10/15/37 (a) 500,000 497,272
Regatta XXVIII Funding Ltd., 10.517%, 04/25/37 (a) 500,000 499,979
Total Collateralized Loan Obligations
(Cost $5,324,775) 5,386,810
Commercial Mortgage-Backed Securities — 1.5%
Morgan Stanley Bank of America Merrill Lynch Trust, 4.731%, 06/15/47
(Cost $363,711) (a) 394,267 377,512
Total Commercial Mortgage-Backed Securities
(Cost $363,711) 377,512
Corporate Bonds — 57.3%
Asset Management — 1.4%
Icahn Enterprises LP, 10.000%, 11/15/29 (a) 350,000 350,838
Automotive — 1.4%
American Axle & Manufacturing, Inc., 7.750%, 10/15/33 (a) 350,000 351,287
Cable & Satellite — 1.3%
Block Communications, Inc., 10.250%, 03/01/31 (a) 350,000 327,509
Electric Utilities — 1.4%
COX Asset Mexico SA de CV, 7.125%, 01/08/32 (a) 350,000 356,825
Electrical Equipment — 1.3%
BWX Technologies, Inc., 4.125%, 04/15/29 (a) 350,000 339,224

LCAM Strategic Income Fund
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal
Amount Value
Entertainment Content — 3.8%
Oak-Eagle AcquireCo , Inc., 8.750%, 07/01/34 (a) 250,000 $ 264,363
Paramount Global, 7.875%, 07/30/30 350,000 367,397
Roblox Corp., 3.875%, 05/01/30 (a) 350,000 330,673
Total Entertainment Content 962,433
Food — 2.9%
Grupo Nutresa SA, 9.000%, 05/12/35 (a) 350,000 384,136
Industrial F&B Investments III, Inc., 7.750%, 02/11/33 (a) 350,000 357,711
Total Food 741,847
Health Care Facilities & Services — 7.1%
Global Medical Response, Inc., 7.375%, 10/01/32 (a) 350,000 363,900
LifePoint Health, Inc., 10.000%, 06/01/32 (a) 350,000 358,646
National Mentor Holdings, Inc., 10.500%, 12/15/30 (a) 350,000 368,727
Prime Healthcare Services, Inc., 9.375%, 09/01/29 (a) 350,000 366,284
Radiology Partners, Inc., 8.500%, 07/15/32 (a) 350,000 359,188
Total Health Care Facilities & Services 1,816,745
Home Construction — 1.4%
Masterbrand, Inc., 7.000%, 07/15/32 (a) 350,000 349,545
Insurance — 1.3%
Asurion LLC and Asurion Co-Issuer, Inc., 8.375%, 02/01/34 (a) 350,000 341,574
Leisure Facilities & Services — 2.7%
Flutter Treasury DAC, 5.875%, 06/04/31 (a) 350,000 346,213
NCL Corp. Ltd, 5.875%, 01/15/31 (a) 350,000 338,526
Total Leisure Facilities & Services 684,739
Machinery — 1.4%
Columbus McKinnon Corp., 7.125%, 02/01/33 (a) 350,000 354,926
Metals & Mining — 2.8%
First Quantum Minerals Ltd, 7.250%, 02/15/34 (a) 350,000 359,688
Samarco Mineracao SA, 9.000%, 06/30/31 (a) 354,375 358,030
Total Metals & Mining 717,718
Oil & Gas Producers — 6.9%
Comstock Resources, Inc., 6.750%, 03/01/29 (a) 350,000 344,871
Ecopetrol SA, 7.750%, 02/01/32 350,000 357,270
Genesis Energy LP & Genesis Energy Finance Corp., 6.750%, 03/15/34 350,000 351,626
Hilcorp Energy I LP / Hilcorp Finance Co., 6.000%, 04/15/30 (a) 350,000 348,114
Venture Global LNG, Inc., 8.375%, 06/01/31 (a) 350,000 364,384
Total Oil & Gas Producers 1,766,265
Oil & Gas Services & Equipment — 1.4%
SESI LLC, 7.875%, 09/30/30 (a) 350,000 361,515
Publishing & Broadcasting — 1.4%
Gray Media, Inc., 9.625%, 07/15/32 (a) 350,000 345,521
Real Estate Owners & Developers — 1.4%
Kennedy-Wilson, Inc., 7.000%, 06/01/31 (a) 350,000 359,072
Retail - Discretionary — 2.7%
Advance Auto Parts, Inc., 7.000%, 08/01/30 (a) 350,000 359,832

LCAM Strategic Income Fund
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal
Amount Value
Staples, Inc., 10.750%, 09/01/29 (a) 350,000 $ 333,318
Total Retail - Discretionary 693,150
Software — 1.4%
Cloud Software Group, Inc., 6.500%, 03/31/29 (a) 350,000 347,568
Specialty Finance — 2.8%
Freedom Mortgage Holdings LLC, 8.375%, 04/01/32 (a) 350,000 355,570
Rithm Capital Corp., 8.000%, 04/01/29 (a) 350,000 351,229
Total Specialty Finance 706,799
Technology Services — 1.4%
CACI International, Inc., 6.375%, 06/15/33 (a) 350,000 358,057
Telecommunications — 3.8%
Black Pearl Compute LLC, 6.125%, 02/15/31 (a) 350,000 356,465
Cipher Compute LLC, 7.125%, 11/15/30 (a) 350,000 365,164
Meridian Arc HoldCo LLC, 6.250%, 04/30/31 (a) 250,000 251,465
Total Telecommunications 973,094
Transportation & Logistics — 4.1%
Avianca Midco 2 PLC, 9.500%, 01/28/31 (a) 350,000 338,625
Grupo Aeromexico SAB de CV, 8.250%, 11/15/29 (a) 350,000 356,433
LATAM Airlines Group SA, 7.625%, 01/07/31 (a) 350,000 363,346
Total Transportation & Logistics 1,058,404
Total Corporate Bonds
(Cost $14,537,657) 14,664,655
Money Market Funds — 5.2%
First American Government Obligations Fund, Class X, 3.550%, 06/01/26 (b) 1,323,707 1,323,707
Total Money Market Funds
(Cost $1,323,707) 1,323,707
Total Investments — 100.8%
(Cost $25,570,976) 25,784,504
Liabilities in Excess of Other
Assets — (0.8)% (205,426)
Net Assets — 100.0% $ 25,579,078
LLC - Limited Liability Company
LP - Limited Partnership
LTD - Limited Company
PLC - Public Limited Company
SA de CV - Sociedad Anonima de Capital Variable
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026, the total fair value of these securities was $21,342,326, which represents 83.4% of net assets.
(b) Rate disclosed is the seven day effective yield as of May 31, 2026.